DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2020
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

16.   DEFERRED GOVERNMENT GRANT

The following table presents the Group's deferred government grant as of the respective balance sheet dates:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Beginning balance	16,046	14,652	2,245
Recognized as income during the year	(1,394)	(302)	(46)

Total balance of deferred government grant	14,652	14,350	2,199
Less: current portion	302	—	—

Balance of non-current deferred government grant	14,350	14,350	2,199

During the years ended December 31, 2018, 2019 and 2020, a certain government grants complied with the attached conditions. Hence, relevant government grants of RMB3,534,000,  RMB1,394,000 and RMB 302,000 (US$46,000) respectively, were recognized in the consolidated statements of  operations and comprehensive loss as other operating income during the years ended December 31, 2018, 2019 and 2020, respectively.